VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS (Tables)	6 Months Ended
Jun. 30, 2013
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Abstract]
Vessels, Port Terminal And Other Fixed Assets

Vessels, Port Terminals and Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$2,087,441	$(340,948)	$1,746,493
Additions	16,795	(41,309)	(24,514)
Write-off	(22)	22	—
Balance June 30, 2013	$2,104,214	$(382,235)	$1,721,979